Related Parties Payable (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Borrowing of funds	$ 560,165	$ 445,614
Yan, Keyan [Member]
Disclosure of transactions between related parties [line items]
Borrowing of funds	$ 560,165	$ 445,614